Employee Benefit Plan - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Retirement Benefits [Abstract]
Company made employer contributions	$ 2,290	$ 1,883	$ 1,006
Company is required to make matching contributions	3.00%